Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

July 31, 2018

Dates Covered
Collections Period	07/01/18 - 07/31/18
Interest Accrual Period	07/16/18 - 08/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/18	258,695,891.57	19,918
Yield Supplement Overcollateralization Amount 06/30/18	5,708,412.87	0
Receivables Balance 06/30/18	264,404,304.44	19,918
Principal Payments	12,688,869.74	494
Defaulted Receivables	636,856.54	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/18	5,264,193.41	0
Pool Balance at 07/31/18	245,814,384.75	19,384

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	23.24%

Prepayment ABS Speed	1.25%

Overcollateralization Target Amount	11,061,647.31
Actual Overcollateralization	11,061,647.31

Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	5.66%
Weighted Average Remaining Term	34.25

Delinquent Receivables:
Past Due 31-60 days	6,060,038.96	353
Past Due 61-90 days	1,725,579.23	102
Past Due 91-120 days	325,871.11	19
Past Due 121+ days	0.00	0
Total	8,111,489.30	474

Total 31+ Delinquent as % Ending Pool Balance	3.30%

Recoveries	359,331.41

Aggregate Net Losses/(Gains) - July 2018	277,525.13

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.26%
Prior Net Losses Ratio	0.83%
Second Prior Net Losses Ratio	0.98%
Third Prior Net Losses Ratio	0.61%
Four Month Average	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.80%

Flow of Funds	$ Amount

Collections	13,929,771.91
Advances	(2,758.70)
Investment Earnings on Cash Accounts	48,515.36
Servicing Fee	(220,336.92)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,755,191.65

Distributions of Available Funds
(1) Class A Interest	316,944.10
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	1,240,191.70
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,061,647.31
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	1,098,496.87
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	13,755,191.65

Servicing Fee	220,336.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 07/16/18	247,054,576.45
Principal Paid	12,301,839.01
Note Balance @ 08/15/18	234,752,737.44

Class A-1
Note Balance @ 07/16/18	0.00
Principal Paid	0.00
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-2a
Note Balance @ 07/16/18	0.00
Principal Paid	0.00
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-2b
Note Balance @ 07/16/18	0.00
Principal Paid	0.00
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-3
Note Balance @ 07/16/18	100,894,576.45
Principal Paid	12,301,839.01
Note Balance @ 08/15/18	88,592,737.44
Note Factor @ 08/15/18	37.8601442%

Class A-4
Note Balance @ 07/16/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	125,000,000.00
Note Factor @ 08/15/18	100.0000000%

Class B
Note Balance @ 07/16/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	21,160,000.00
Note Factor @ 08/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	354,855.77
Total Principal Paid	12,301,839.01
Total Paid	12,656,694.78

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.07163%
Coupon	2.47163%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	125,277.43
Principal Paid	12,301,839.01
Total Paid to A-3 Holders	12,427,116.44

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3516348
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1901770
Total Distribution Amount	12.5418118

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5353736
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.5719616
Total A-3 Distribution Amount	53.1073352

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	100.81
Noteholders' Principal Distributable Amount	899.19

Account Balances	$ Amount

Advances
Balance as of 06/30/18	76,499.87
Balance as of 07/31/18	73,741.17
Change	(2,758.70)

Reserve Account
Balance as of 07/16/18	17,081,024.89
Investment Earnings	26,855.61
Investment Earnings Paid	(26,855.61)
Deposit/(Withdrawal)	-
Balance as of 08/15/18	17,081,024.89
Change	-

Total Reserve Amount	17,081,024.89